Contract Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contract Liabilities [Abstract]
Schedule of amounts related to contract liabilities
	March 31,	December 31,
	2022	2021

Patient services paid but not provided	$22,461	$42,530
Consulting services paid but not provided	—	25,000
Unshipped products	10,887	5,308
	$33,348	$72,838

	December 31,
	2021	2020

Patient services paid but not provided	$42,530	$35,779
Consulting services paid but not provided	25,000	47,864
Unshipped products	5,308	5,782
	$72,838	$89,425